Deferred Income Tax (Tables)	12 Months Ended
Mar. 31, 2023
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Changes of Net Deferred Tax Assets and Liabilities
The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2023	2022

	(In millions)
At beginning of period	¥(200,299)	¥(370,577)
Deferred tax benefit (expense)	(141,365)	29,453
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(2,288)	(10,027)
Financial instruments at fair value through other comprehensive income reserve	92,181	135,022
Own credit on financial liabilities designated at fair value through profit or loss reserve	(3,934)	(1,754)
Exchange differences on translating foreign operations reserve	860	(8,934)
Acquisition and disposal of subsidiaries and businesses	—	12,825
Exchange differences and others	4,725	13,693

At end of period	¥(250,120)	¥(200,299)

Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities at March 31, 2023 and 2022 were attributable to the following items:

	At March 31,
	2023	2022

	(In millions)
Deferred tax assets:
Loans and advances	¥429,848	¥451,720
Tax losses carried forward	87,951	76,223
Provision for interest repayment	35,963	37,826
Investment securities	27,207	16,811
Retirement benefits	9,494	12,081
Other deductible temporary differences	142,889	137,170

Total deferred tax assets	733,352	731,831

Deferred tax liabilities:
Investment securities	547,661	637,052
Derivative financial instruments	122,161	6,536
Property, plant and equipment	91,789	66,521
Retirement benefits	80,801	81,051
Goodwill and intangible assets	22,700	55,948
Lease transactions	6,840	6,509
Other taxable temporary differences	111,520	78,513

Total deferred tax liabilities	983,472	932,130

Net deferred tax assets (liabilities) (1)	¥(250,120)	¥(200,299)

(1)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2023 and 2022 for which no deferred tax assets were recognized.

	At March 31,
	2023	2022

	(In millions)
Deductible temporary differences	¥286,126	¥269,907
Tax losses carried forward which will expire in 1 year	18,345	37,370
2 years	19,518	37,697
3 years	14,944	23,076
4 years	51,766	14,971
5 years	4,347	60,240
6 years	137,196	—
7 years	46,489	137,196
8 years	41,879	46,498
9 years	40,620	41,997
10 years and thereafter	42,003	48,462

Total deductible temporary differences and tax losses carried forward (1)	¥703,233	¥717,414

(1)
Under the group aggregation system and the consolidated corporate-tax system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥243,822 million and ¥268,407 million at March 31, 2023 and 2022, respectively.

Deferred Tax Expense
Deferred tax benefit and expense for the fiscal years ended March 31, 2023 and 2022 were attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2023	2022

	(In millions)
Derivative financial instruments	¥(108,466)	¥(51,209)
Goodwill and intangible assets	33,248	5,583
Loans and advances	(32,339)	43,680
Property, plant and equipment	(8,304)	14,706
Investment securities	7,708	25,869
Tax losses carried forward	2,861	6,576
Provision for interest repayment	(1,862)	(1,561)
Lease transactions	539	1,602
Retirement benefits	125	7,896
Other temporary differences—net	(34,875)	(23,689)

Total deferred tax benefit (expense)	¥(141,365)	¥29,453